Debt (Tables)	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of Debt Instruments
Debt consisted of the following:

	September 30,
(in thousands)	2025	2024
Multi-currency revolving credit facility due in 2030	$—	$—
Receivables securitization facility due in 2028	—	—
Term loan due in 2027	799,043	—
Money market facility due in 2027	—	—
Working capital credit facility due in 2026	—	—
$500,000, 3.250% senior notes due 2025	—	499,738
$750,000, 3.450% senior notes due 2027	748,150	747,308
$500,000, 4.625% senior notes due 2027	497,309	—
€500,000, 2.875% senior notes due 2028	583,903	—
$600,000, 4.850% senior notes due 2029	596,603	—
$500,000, 2.800% senior notes due 2030	497,174	496,564
$1,000,000, 2.700% senior notes due 2031	993,838	992,718
€500,000, 3.625% senior notes due 2032	581,685	—
$500,000, 5.125% senior notes due 2034	495,104	494,514
$700,000, 5.150% senior notes due 2035	694,909	—
$500,000, 4.250% senior notes due 2045	495,792	495,574
$500,000, 4.300% senior notes due 2047	494,088	493,821
Alliance Healthcare debt	1,424	286
Nonrecourse debt	181,751	167,553
Total debt	7,660,773	4,388,076
Less current portion of senior notes	—	499,738
Less Alliance Healthcare current portion	1,424	286
Less nonrecourse current portion	116,361	76,307
Long-term debt	$7,542,988	$3,811,745